CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2021	Jan. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000	750,000,000	19,600,000
Common stock, shares issued	97,925,000		44,461,000	9,676,677
Common Stock Shares Outstanding	97,925,000		44,461,000	9,676,677
Novus Capital Corp [Member]
Common stock subject to possible redemption, shares			12,650,000
Preferred stock, par value			$ 0.0001
Preferred stock, shares authorized			1,000,000
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0
Common stock, par value			$ 0.0001
Common stock, shares authorized			30,000,000
Common stock, shares issued			0
Common Stock Shares Outstanding			0